S000093069 [Member] Investment Strategy - AMG GW&K Securitized Bond SMA Shares	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of securitized bonds. The Fund considers a securitized bond to be an interest in a pool of mortgages, loans, receivables, or other assets. The payment of principal or interest on securitized bonds generally depends on the cash flows generated by the underlying assets. The Fund normally invests in bonds that are rated “investment grade” by a nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings (“S&P”), at the time of purchase. Investment grade securities are rated at least in the BBB/Baa major ratings categories by an NRSRO. From time to time, the Fund may invest in unrated bonds, which are considered by GW&K to be of comparable quality and creditworthiness as investment grade rated securities. In cases where the credit ratings agencies have assigned different credit ratings to the same security, the Fund will use the median rating when three NRSROs provide ratings (split-to-middle). When ratings are available from only two NRSROs, the Fund will assign the lower of the two ratings (split-to-low). The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if GW&K believes it would be advantageous to do so.
The Fund intends to invest primarily in, but is not limited to, agency residential mortgage-backed securities, non-agency residential mortgage-backed securities, non-agency commercial mortgage-backed securities and agency commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), collateralized loan obligations (“CLOs”), asset-backed securities and credit linked notes. GW&K may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments.
The Fund also may invest up to 20% of its net assets in other US government securities, including, but not limited to, US Treasury bills, notes and bonds, securities issued by agencies or instrumentalities of the U.S. Government which may or may not be backed by the full faith and credit of the United States, and securities issued by agencies or instrumentalities which are backed solely by the credit of the issuing agency or instrumentality but that are not considered securitized bonds.
While the Fund may purchase debt securities of any duration, the Fund typically seeks to maintain an average effective duration that is within +/-20% of the average effective duration of the Bloomberg US Securitized Index (the “Index”), which was approximately 4.89 years as of February 28, 2026. The average effective duration of debt securities in the Fund’s portfolio may, however, be shorter or longer depending on market conditions.
In selecting potential investments for the Fund, GW&K uses top-down research that focuses on managing duration, yield curve, credit quality, volatility and liquidity, as well as bottom-up research that focuses on fundamental analysis, valuation analysis, and technical analysis. GW&K may adjust its assessment of an investment based on a number of considerations.
The Fund may use derivatives and similar instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, to-be-announced (TBA) commitments, swaps and other similar instruments and techniques. Derivatives that provide investment exposure to securitized bonds, or to one or more market risk factors associated with securitized bonds, may be counted toward the Fund’s 80% investment policy.